UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025—August 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Cash Reserves Federal Money Market Fund Admiral™ Shares - VMRXX

Federal Money Market Fund Investor Shares - VMFXX

Vanguard Cash Reserves Federal Money Market Fund

Admiral™ Shares (VMRXX)

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Cash Reserves Federal Money Market Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$116,950
Number of Portfolio Holdings	362
Total Investment Advisory Fees (in thousands)	$3,246

Distribution by Effective Maturity % of Net Assets (as of August 31, 2026)

Table Summary
1 to 7 Days	54.1%
8 to 30 Days	17.2%
31 to 60 Days	12.0%
61 to 90 Days	10.3%
91 to 180 Days	9.7%
Over 180 Days	0.1%
Other Assets and Liabilities—Net	(3.4%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR66

Vanguard Federal Money Market Fund

Investor Shares (VMFXX)

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Federal Money Market Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.11%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$376,049
Number of Portfolio Holdings	351
Total Investment Advisory Fees (in thousands)	$10,160

Distribution by Effective Maturity % of Net Assets (as of August 31, 2026)

Table Summary
1 to 7 Days	53.5%
8 to 30 Days	17.5%
31 to 60 Days	11.8%
61 to 90 Days	11.1%
91 to 180 Days	8.8%
Over 180 Days	0.1%
Other Assets and Liabilities—Net	(2.8%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR33

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch and John Murphy, each a member of the Registrant's Audit and Risk Committee, are Audit Committee Financial Experts and are independent.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
(a) Audit Fees.	$69,000	$56,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$69,000	$56,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$6,245,863	$3,710,837
Tax Fees.	$1,966,783	$1,775,524
All Other Fees.	$0	$50,000
Total.	$8,235,950	$5,536,360

(h)       For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, John Murphy, and Barbara Venneman.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2026
Vanguard Cash Reserves Federal Money Market Fund

Cash Reserves Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (39.0%)
[2]	Fannie Mae Discount Notes	3.732%	9/2/2026	79,000	78,992
[2]	Fannie Mae Discount Notes	3.722%–3.732%	9/9/2026	193,000	192,843
[2]	Fannie Mae Discount Notes	3.752%–3.757%	10/14/2026	73,193	72,871
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	3.675%	9/1/2026	10,000	10,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	3.680%	9/1/2026	51,389	51,389
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	3.680%	9/1/2026	35,000	35,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	3.680%	9/1/2026	26,724	26,724
[3,4]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	3.690%	9/1/2026	11,000	11,000
[3,4]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	3.695%	9/1/2026	18,000	18,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	3.695%	9/1/2026	14,000	14,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	3.700%	9/1/2026	23,000	23,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.140%	3.790%	9/1/2026	54,000	54,003
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.140%	3.790%	9/1/2026	42,000	42,010
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.140%	3.790%	9/1/2026	10,000	10,002
	Federal Farm Credit Discount Notes	3.726%	9/2/2026	21,867	21,865
	Federal Farm Credit Discount Notes	3.734%	9/10/2026	25,000	24,977
	Federal Farm Credit Discount Notes	3.776%	9/30/2026	21,845	21,780
	Federal Home Loan Banks	3.743%	9/2/2026	254,075	254,075
	Federal Home Loan Banks	3.735%	9/4/2026	833,030	833,030
	Federal Home Loan Banks	3.747%	9/9/2026	730,600	730,600
	Federal Home Loan Banks	3.830%	11/20/2026	239,405	239,405
	Federal Home Loan Banks Discount Notes	3.650%–3.689%	9/2/2026	458,277	458,231
	Federal Home Loan Banks Discount Notes	3.661%–3.713%	9/3/2026	42,405	42,396
	Federal Home Loan Banks Discount Notes	3.650%–3.751%	9/4/2026	360,420	360,311
	Federal Home Loan Banks Discount Notes	3.650%–3.872%	9/9/2026	460,840	460,467
	Federal Home Loan Banks Discount Notes	3.625%–3.741%	9/11/2026	523,051	522,527
	Federal Home Loan Banks Discount Notes	3.670%–3.710%	9/16/2026	305,897	305,441
	Federal Home Loan Banks Discount Notes	3.662%	9/17/2026	94,290	94,141
	Federal Home Loan Banks Discount Notes	3.741%–3.761%	9/18/2026	47,177	47,095
	Federal Home Loan Banks Discount Notes	3.745%–3.752%	9/21/2026	163,000	162,668
	Federal Home Loan Banks Discount Notes	3.697%	9/23/2026	187,500	187,087
	Federal Home Loan Banks Discount Notes	3.746%	9/24/2026	45,000	44,894
	Federal Home Loan Banks Discount Notes	3.690%–3.763%	9/25/2026	583,371	581,938
	Federal Home Loan Banks Discount Notes	3.760%	9/29/2026	63,000	62,820
	Federal Home Loan Banks Discount Notes	3.654%–3.710%	9/30/2026	288,319	287,491
	Federal Home Loan Banks Discount Notes	3.673%	10/1/2026	60,491	60,311
	Federal Home Loan Banks Discount Notes	3.673%–3.763%	10/2/2026	231,874	231,155
	Federal Home Loan Banks Discount Notes	3.661%	10/8/2026	133,068	132,582
	Federal Home Loan Banks Discount Notes	3.715%–3.793%	10/14/2026	146,418	145,775
	Federal Home Loan Banks Discount Notes	3.711%–3.835%	10/16/2026	386,187	384,399
	Federal Home Loan Banks Discount Notes	3.717%	10/19/2026	187,500	186,597
	Federal Home Loan Banks Discount Notes	3.768%	10/21/2026	20,888	20,781
	Federal Home Loan Banks Discount Notes	3.697%–3.707%	10/23/2026	155,235	154,417
	Federal Home Loan Banks Discount Notes	3.708%	10/28/2026	424,547	422,120
	Federal Home Loan Banks Discount Notes	3.718%–3.729%	11/4/2026	65,957	65,532
	Federal Home Loan Banks Discount Notes	3.718%–3.744%	11/6/2026	60,726	60,323
	Federal Home Loan Banks Discount Notes	3.742%–3.760%	11/12/2026	92,508	91,837
	Federal Home Loan Banks Discount Notes	3.734%–3.760%	11/13/2026	55,849	55,438
	Federal Home Loan Banks Discount Notes	3.743%–3.749%	11/18/2026	164,369	163,077
	Federal Home Loan Banks Discount Notes	3.869%	11/20/2026	62,546	62,019
	Federal Home Loan Banks Discount Notes	3.781%	11/24/2026	108,405	107,460
	Federal Home Loan Banks Discount Notes	3.708%–3.742%	11/27/2026	667,240	661,397
	Federal Home Loan Banks Discount Notes	3.760%	12/2/2026	60,028	59,467
	Federal Home Loan Banks Discount Notes	3.737%	12/4/2026	500,000	495,261
	Federal Home Loan Banks Discount Notes	3.721%	12/10/2026	120,091	118,880
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.660%	9/1/2026	369,805	369,805
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.660%	9/1/2026	121,450	121,450
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.660%	9/1/2026	9,000	9,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	1,000,000	1,000,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	340,295	340,295
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	302,425	302,425
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	250,000	249,999
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	250,000	249,999
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	124,100	124,100
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	120,360	120,360
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	66,455	66,454
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	1,200,000	1,200,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	1,000,000	1,000,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	247,110	247,110
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	247,110	247,110
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	205,000	205,000

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	120,360	120,360
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	96,340	96,340
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	95,070	95,070
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	1,000,000	1,000,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	496,955	496,955
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	406,895	406,895
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	313,000	313,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	241,100	241,100
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	241,100	241,100
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	240,710	240,710
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	240,000	240,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	192,980	192,980
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	180,000	180,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	171,000	171,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	84,000	84,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	60,275	60,275
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	48,245	48,245
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	42,000	42,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	42,000	42,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	32,000	32,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	21,000	21,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	20,000	20,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	635,000	635,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	612,000	612,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	561,000	561,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	410,845	410,845
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	316,000	316,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	277,800	277,800
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	235,000	235,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	231,000	231,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	225,000	225,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	214,500	214,500
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	211,000	211,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	211,000	210,999
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	203,000	203,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	190,765	190,765
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	190,760	190,760
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	189,935	189,935
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	187,180	187,180
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	186,985	186,985
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	167,000	167,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	152,000	152,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	150,000	150,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	114,000	114,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	113,000	113,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	100,000	100,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	100,000	100,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	97,000	97,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	96,000	96,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	87,000	87,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	86,000	86,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	76,000	76,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	75,000	75,000
[3,4]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	71,000	71,000
[3,4]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	71,000	71,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	68,000	68,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	67,000	67,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	61,000	61,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	60,000	60,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	60,000	60,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	51,000	51,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	47,690	47,690
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	46,000	46,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	42,000	42,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	42,000	42,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	33,620	33,620
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	32,000	32,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	31,000	31,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	30,000	30,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	25,000	25,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	15,900	15,900
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	10,000	10,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	428,665	428,665
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	375,000	375,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	300,000	300,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	280,000	280,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	238,415	238,415
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	190,730	190,730
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	190,330	190,330
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	189,000	189,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	184,000	184,000

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	177,000	177,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	172,000	172,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	154,000	154,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	154,000	154,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	150,000	150,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	129,000	129,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	129,000	129,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	100,000	100,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	97,000	97,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	91,000	91,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	78,000	78,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	77,190	77,190
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	77,000	77,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	70,000	70,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	60,170	60,170
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	58,000	58,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	52,000	52,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	48,000	48,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	48,000	48,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	47,690	47,690
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	39,000	39,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	36,000	36,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	33,390	33,390
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	32,000	32,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	31,000	31,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	31,000	31,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	31,000	31,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	25,000	25,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	23,000	23,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	23,000	23,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	23,000	23,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	16,000	16,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	10,000	10,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	350,000	350,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	317,000	317,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	285,780	285,780
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	263,000	263,000
[3,4]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	262,000	262,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	257,000	257,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	254,205	254,205
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	236,000	236,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	236,000	236,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	222,000	222,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	222,000	222,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	200,000	200,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	200,000	200,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	165,000	165,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	150,000	150,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	150,000	150,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	142,000	142,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	100,000	100,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	100,000	100,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	95,260	95,260
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	88,000	88,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	79,000	79,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	79,000	79,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	66,000	66,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	66,000	66,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	62,500	62,500
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	62,000	62,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	58,000	58,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	53,000	53,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	40,000	40,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	39,000	39,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	31,250	31,250
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	28,125	28,125
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	21,000	21,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	18,750	18,750
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	437,000	437,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	376,000	376,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	350,000	350,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	333,000	333,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	290,900	290,900
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	244,815	244,815
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	225,000	225,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	222,000	222,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	212,000	212,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	200,000	200,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	195,000	195,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	168,000	168,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	163,000	163,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	109,100	109,100

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	100,000	100,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	93,750	93,750
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	91,000	91,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	83,000	83,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	80,000	80,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	77,000	77,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	66,000	66,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	66,000	66,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	66,000	66,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	66,000	66,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	44,000	44,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	40,000	40,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	38,000	38,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	35,000	35,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	31,250	31,250
[3]	Federal Home Loan Banks, SOFR + 0.050%	3.700%	9/1/2026	178,000	178,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	3.700%	9/1/2026	95,000	95,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	3.700%	9/1/2026	95,000	95,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	3.700%	9/1/2026	80,000	80,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	3.700%	9/1/2026	38,000	38,000
[3]	Federal Home Loan Banks, SOFR + 0.055%	3.705%	9/1/2026	150,000	150,000
[3]	Federal Home Loan Banks, SOFR + 0.055%	3.705%	9/1/2026	15,625	15,625
[3]	Federal Home Loan Banks, SOFR + 0.060%	3.710%	9/1/2026	150,000	150,000
[3]	Federal Home Loan Banks, SOFR + 0.140%	3.790%	9/1/2026	335,000	335,011
[3]	Federal Home Loan Banks, SOFR + 0.140%	3.790%	9/1/2026	35,000	35,005
[3]	Federal Home Loan Banks, SOFR + 0.180%	3.830%	9/1/2026	270,380	270,380
[3]	Federal Home Loan Banks, SOFR + 0.180%	3.830%	9/1/2026	150,720	150,720
[3]	Federal Home Loan Banks, SOFR + 0.180%	3.830%	9/1/2026	150,720	150,720
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	3.790%	9/1/2026	39,415	39,415
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	3.790%	9/1/2026	39,000	39,006
Total U.S. Government Agency Debt (Cost $45,638,164)					45,638,164
U.S. Treasury Debt (38.4%)
	United States Treasury Bill	3.536%	9/1/2026	1,183,006	1,183,006
	United States Treasury Bill	3.403%	9/8/2026	1,098,014	1,097,238
	United States Treasury Bill	3.596%	9/10/2026	2,178,757	2,176,741
	United States Treasury Bill	3.417%–3.536%	9/15/2026	3,662,887	3,657,723
	United States Treasury Bill	3.567%–3.677%	9/24/2026	2,260,369	2,255,066
	United States Treasury Bill	3.440%	9/29/2026	1,170,000	1,166,656
	United States Treasury Bill	3.543%	10/1/2026	1,169,000	1,165,449
	United States Treasury Bill	3.473%–3.551%	10/6/2026	2,360,552	2,352,125
	United States Treasury Bill	3.548%	10/8/2026	1,168,786	1,164,401
	United States Treasury Bill	3.431%	10/13/2026	1,172,000	1,166,989
	United States Treasury Bill	3.421%–3.481%	10/20/2026	2,011,406	2,001,399
	United States Treasury Bill	3.696%	10/22/2026	1,168,802	1,162,626
	United States Treasury Bill	3.436%	10/27/2026	1,168,131	1,161,463
	United States Treasury Bill	3.710%	11/3/2026	1,161,499	1,153,785
	United States Treasury Bill	3.705%	11/10/2026	2,354,532	2,337,180
	United States Treasury Bill	3.701%	11/12/2026	1,759,878	1,746,732
	United States Treasury Bill	3.660%	11/17/2026	1,525,534	1,513,314
	United States Treasury Bill	3.673%–3.681%	11/19/2026	2,329,779	2,311,042
	United States Treasury Bill	3.683%–3.730%	11/27/2026	1,522,136	1,508,564
	United States Treasury Bill	3.789%	12/1/2026	1,166,925	1,155,495
	United States Treasury Bill	3.725%–3.736%	12/3/2026	2,712,965	2,687,207
	United States Treasury Bill	3.700%	12/8/2026	1,741,031	1,723,092
	United States Treasury Bill	3.745%–3.751%	12/10/2026	1,188,047	1,175,874
	United States Treasury Bill	3.670%	12/15/2026	346,149	342,358
	United States Treasury Bill	3.740%	12/17/2026	1,179,611	1,166,709
	United States Treasury Bill	3.663%–3.665%	12/22/2026	1,297,844	1,282,704
	United States Treasury Bill	3.665%	12/29/2026	1,169,000	1,154,509
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.159%	3.965%	9/1/2026	631,231	630,994
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.205%	4.011%	9/1/2026	832,843	833,049
	United States Treasury Note/Bond	0.875%	9/30/2026	50,078	49,964
	United States Treasury Note/Bond	1.625%	9/30/2026	150,234	149,977
	United States Treasury Note/Bond	3.500%	9/30/2026	149,839	149,801
	United States Treasury Note/Bond	4.625%	6/15/2027	98,368	98,888
Total U.S. Treasury Debt (Cost $44,882,120)					44,882,120
U.S. Treasury Repurchase Agreements (26.0%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 8/31/2026, Repurchase Value $519,053, collateralized by U.S. Treasury Obligations 1.250%–4.500%, 11/30/2027–11/15/2034, with a value of $529,380)	3.670%	9/1/2026	519,000	519,000
	Banco Bilbao Vizcaya Argentaria SA (Dated 8/31/2026, Repurchase Value $433,044, collateralized by U.S. Treasury Obligations 0.125%–4.250%, 1/15/2027–2/15/2042, with a value of $441,660)	3.670%	9/1/2026	433,000	433,000
	Banco Santander SA (Dated 8/31/2026, Repurchase Value $346,035, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 11/27/2026–2/15/2055, with a value of $352,920)	3.670%	9/1/2026	346,000	346,000
	Bank of Montreal (Dated 8/31/2026, Repurchase Value $173,018, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 2/25/2027–3/31/2033, with a value of $176,460)	3.670%	9/1/2026	173,000	173,000
	Bank of Nova Scotia (Dated 8/31/2026, Repurchase Value $346,035, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 9/3/2026–2/15/2050, with a value of $352,920)	3.670%	9/1/2026	346,000	346,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Barclays Bank plc (Dated 8/31/2026, Repurchase Value $260,027, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 12/24/2026–2/15/2048, with a value of $265,200)	3.670%	9/1/2026	260,000	260,000
Barclays Bank plc (Dated 8/17/2026, Repurchase Value $381,194, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 9/3/2026–10/31/2032, with a value of $387,600)	3.650%	9/17/2026	380,000	380,000
BNP Paribas Securities Corp. (Dated 8/31/2026, Repurchase Value $692,071, collateralized by U.S. Treasury Obligations 2.125%–3.875%, 4/15/2029–12/31/2032, with a value of $705,840)	3.670%	9/1/2026	692,000	692,000
BNP Paribas Securities Corp. (Dated 8/3/2026, Repurchase Value $193,606, collateralized by U.S. Treasury Obligations 2.125%–4.375%, 7/15/2027–2/15/2055, with a value of $196,860)	3.645%	9/3/2026	193,000	193,000
BNP Paribas Securities Corp. (Dated 7/13/2026, Repurchase Value $956,160, collateralized by U.S. Treasury Obligations 0.125%–4.250%, 1/15/2027–2/15/2055, with a value of $969,000)	3.705%	9/14/2026	950,000	950,000
BNP Paribas Securities Corp. (Dated 7/27/2026, Repurchase Value $1,548,147, collateralized by U.S. Treasury Obligations 0.625%–4.125%, 12/15/2027–5/31/2031, with a value of $1,568,760)	3.770%	9/28/2026	1,538,000	1,538,000
BNP Paribas Securities Corp. (Dated 8/31/2026, Repurchase Value $769,378, collateralized by U.S. Treasury Obligations 0.375%–3.875%, 1/15/2027–1/15/2036, with a value of $782,340)	3.720%	9/30/2026	767,000	767,000
BNP Paribas Securities Corp. (Dated 8/17/2026, Repurchase Value $534,420, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 10/8/2026–1/31/2033, with a value of $541,620)	3.680%	10/19/2026	531,000	531,000
BofA Securities Inc. (Dated 8/31/2026, Repurchase Value $87,009, collateralized by U.S. Treasury Obligations 0.375%–0.750%, 1/15/2027–1/31/2028, with a value of $88,740)	3.670%	9/1/2026	87,000	87,000
Canadian Imperial Bank of Commerce (Dated 8/18/2026, Repurchase Value $29,041, collateralized by U.S. Treasury Obligations 0.375%–4.875%, 7/15/2027–11/15/2055, with a value of $29,580)	3.640%	9/1/2026	29,000	29,000
Canadian Imperial Bank of Commerce (Dated 8/20/2026, Repurchase Value $143,202, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 2/25/2027–2/15/2055, with a value of $145,860)	3.640%	9/3/2026	143,000	143,000
Canadian Imperial Bank of Commerce (Dated 8/27/2026, Repurchase Value $66,094, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 9/10/2026–2/15/2056, with a value of $67,320)	3.650%	9/10/2026	66,000	66,000
Canadian Imperial Bank of Commerce (Dated 7/30/2026, Repurchase Value $1,138,652, collateralized by U.S. Treasury Obligations 0.000%–5.125%, 9/22/2026–8/15/2055, with a value of $1,155,660)	3.665%	9/17/2026	1,133,000	1,133,000
Canadian Imperial Bank of Commerce (Dated 8/20/2026, Repurchase Value $287,931, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 11/12/2026–8/15/2054, with a value of $292,740)	3.650%	9/21/2026	287,000	287,000
Citigroup Global Markets Ltd. (Dated 8/31/2026, Repurchase Value $779,079, collateralized by U.S. Treasury Obligations 0.125%–0.375%, 4/15/2027–7/15/2027, with a value of $794,580)	3.670%	9/1/2026	779,000	779,000
Citigroup Global Markets Ltd. (Dated 8/31/2026, Repurchase Value $606,062, collateralized by U.S. Treasury Obligations 1.625%–2.375%, 10/15/2028–10/15/2029, with a value of $618,120)	3.670%	9/1/2026	606,000	606,000
Citigroup Global Markets Ltd. (Dated 8/27/2026, Repurchase Value $1,726,224, collateralized by U.S. Treasury Obligations 0.125%–3.500%, 10/15/2026–7/31/2028, with a value of $1,759,500)	3.650%	9/3/2026	1,725,000	1,725,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/31/2026, Repurchase Value $1,385,141, collateralized by U.S. Treasury Obligations 0.000%–6.625%, 9/30/2026–8/15/2056, with a value of $1,412,700)	3.670%	9/1/2026	1,385,000	1,385,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/25/2026, Repurchase Value $48,034, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 10/15/2026–5/15/2031, with a value of $48,960)	3.640%	9/1/2026	48,000	48,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/31/2026, Repurchase Value $26,003, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 9/3/2026–11/15/2055, with a value of $26,520)	3.670%	9/1/2026	26,000	26,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/27/2026, Repurchase Value $190,135, collateralized by U.S. Treasury Obligations 0.125%–4.250%, 10/15/2026–2/15/2054, with a value of $193,800)	3.650%	9/3/2026	190,000	190,000
Deutsche Bank AG (Dated 8/25/2026, Repurchase Value $805,571, collateralized by U.S. Treasury Obligations 1.375%–4.250%, 7/31/2030–5/15/2035, with a value of $821,683)	3.650%	9/1/2026	805,000	805,000
Deutsche Bank AG (Dated 8/31/2026, Repurchase Value $346,035, collateralized by U.S. Treasury Obligations 1.125%–4.500%, 5/15/2038–11/15/2050, with a value of $352,956)	3.670%	9/1/2026	346,000	346,000
Deutsche Bank AG (Dated 8/31/2026, Repurchase Value $19,002, collateralized by U.S. Treasury Obligations 4.125%, 8/15/2044, with a value of $19,382)	3.670%	9/1/2026	19,000	19,000
DNB Bank ASA (Dated 8/27/2026, Repurchase Value $152,108, collateralized by U.S. Treasury Obligations 0.125%–4.000%, 5/15/2027–7/15/2031, with a value of $155,049)	3.650%	9/3/2026	152,000	152,000
Fixed Income Clearing Corp. - Northern Trust (Dated 8/31/2026, Repurchase Value $1,731,176, collateralized by U.S. Treasury Obligations 1.625%–4.625%, 12/31/2029–11/15/2050, with a value of $1,765,620)	3.670%	9/1/2026	1,731,000	1,731,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 8/31/2026, Repurchase Value $1,385,141, collateralized by U.S. Treasury Obligations 4.000%–4.500%, 11/15/2033–2/15/2034, with a value of $1,414,085)	3.670%	9/1/2026	1,385,000	1,385,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 8/31/2026, Repurchase Value $1,385,141, collateralized by U.S. Treasury Obligations 2.875%–3.875%, 5/31/2028–8/15/2033, with a value of $1,412,700)	3.670%	9/1/2026	1,385,000	1,385,000
Goldman Sachs & Co. (Dated 8/31/2026, Repurchase Value $1,038,106, collateralized by U.S. Treasury Obligations 1.125%–4.625%, 8/15/2040–11/15/2045, with a value of $1,058,760)	3.670%	9/1/2026	1,038,000	1,038,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Goldman Sachs & Co. (Dated 8/25/2026, Repurchase Value $537,381, collateralized by U.S. Treasury Obligations 4.250%, 8/15/2035, with a value of $547,740)	3.650%	9/1/2026	537,000	537,000
HSBC Securities USA Inc. (Dated 8/31/2026, Repurchase Value $43,004, collateralized by U.S. Treasury Obligations 3.500%–4.375%, 1/31/2028–8/31/2028, with a value of $43,860)	3.670%	9/1/2026	43,000	43,000
JP Morgan Securities, LLC (Dated 8/25/2026, Repurchase Value $958,678, collateralized by U.S. Treasury Obligations 2.125%, 4/15/2029, with a value of $977,160)	3.640%	9/1/2026	958,000	958,000
JP Morgan Securities, LLC (Dated 8/31/2026, Repurchase Value $519,053, collateralized by U.S. Treasury Obligations 0.125%, 1/15/2031, with a value of $529,380)	3.660%	9/1/2026	519,000	519,000
Mizuho Securities USA LLC (Dated 8/31/2026, Repurchase Value $87,009, collateralized by U.S. Treasury Obligations 3.375%, 2/29/2028, with a value of $88,740)	3.670%	9/1/2026	87,000	87,000
MUFG Securities Canada Ltd. (Dated 8/31/2026, Repurchase Value $260,027, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 9/15/2026–8/15/2055, with a value of $265,227)	3.670%	9/1/2026	260,000	260,000
Natixis SA (Dated 8/31/2026, Repurchase Value $519,053, collateralized by U.S. Treasury Obligations 0.625%–4.375%, 5/31/2030–8/15/2043, with a value of $529,434)	3.670%	9/1/2026	519,000	519,000
Nomura Securities International Inc. (Dated 8/31/2026, Repurchase Value $433,044, collateralized by U.S. Treasury Obligations 0.375%–4.625%, 9/30/2027–2/15/2055, with a value of $441,660)	3.670%	9/1/2026	433,000	433,000
RBC Dominion Securities Inc. (Dated 8/31/2026, Repurchase Value $199,020, collateralized by U.S. Treasury Obligations 0.625%–6.500%, 11/15/2026–5/15/2054, with a value of $202,980)	3.670%	9/1/2026	199,000	199,000
Royal Bank of Canada (Dated 7/27/2026, Repurchase Value $435,210, collateralized by U.S. Treasury Obligations 1.500%–4.250%, 1/31/2027–8/15/2029, with a value of $441,660)	3.750%	9/14/2026	433,000	433,000
Royal Bank of Canada (Dated 8/17/2026, Repurchase Value $133,529, collateralized by U.S. Treasury Obligations 2.875%–6.125%, 6/30/2027–5/15/2052, with a value of $135,660)	3.670%	9/25/2026	133,000	133,000
Royal Bank of Canada (Dated 8/14/2026, Repurchase Value $476,631, collateralized by U.S. Treasury Obligations 1.875%–4.125%, 2/28/2027–4/30/2033, with a value of $483,480)	3.700%	10/7/2026	474,000	474,000
Royal Bank of Canada (Dated 8/24/2026, Repurchase Value $738,399, collateralized by U.S. Treasury Obligations 0.625%–3.625%, 6/30/2027–8/31/2030, with a value of $749,700)	3.700%	10/8/2026	735,000	735,000
Royal Bank of Canada (Dated 8/26/2026, Repurchase Value $272,226, collateralized by U.S. Treasury Obligations 3.375%–3.875%, 7/31/2027–9/30/2029, with a value of $276,420)	3.700%	10/9/2026	271,000	271,000
Smbc Nikko Securities America (Dated 8/31/2026, Repurchase Value $260,027, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 12/15/2026–11/15/2054, with a value of $265,200)	3.670%	9/1/2026	260,000	260,000
Societe Generale SA (Dated 8/25/2026, Repurchase Value $402,285, collateralized by U.S. Treasury Obligations 4.250%–4.500%, 2/15/2054–11/15/2054, with a value of $410,040)	3.650%	9/1/2026	402,000	402,000
Societe Generale SA (Dated 8/26/2026, Repurchase Value $380,270, collateralized by U.S. Treasury Obligations 4.250%–4.625%, 11/15/2045–8/15/2054, with a value of $387,600)	3.650%	9/2/2026	380,000	380,000
Societe Generale SA (Dated 8/27/2026, Repurchase Value $284,202, collateralized by U.S. Treasury Obligations 4.625%–4.750%, 11/15/2044–2/15/2045, with a value of $289,680)	3.650%	9/3/2026	284,000	284,000
Societe Generale SA (Dated 8/31/2026, Repurchase Value $192,078, collateralized by U.S. Treasury Obligations 4.750%–5.000%, 11/15/2043–5/15/2045, with a value of $195,840)	3.660%	9/4/2026	192,000	192,000
Societe Generale SA (Dated 8/28/2026, Repurchase Value $188,133, collateralized by U.S. Treasury Obligations 5.000%, 5/15/2045, with a value of $191,760)	3.650%	9/4/2026	188,000	188,000
Standard Chartered Bank (Dated 8/31/2026, Repurchase Value $433,044, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 12/31/2026–2/15/2047, with a value of $441,705)	3.670%	9/1/2026	433,000	433,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/2026, Repurchase Value $1,298,132, collateralized by U.S. Treasury Obligations 0.500%–4.625%, 1/31/2027–2/15/2041, with a value of $1,323,960)	3.670%	9/1/2026	1,298,000	1,298,000
TD Securities (USA) LLC (Dated 8/26/2026, Repurchase Value $95,067, collateralized by U.S. Treasury Obligations 3.750%–4.250%, 6/15/2029–8/15/2035, with a value of $96,900)	3.650%	9/2/2026	95,000	95,000
U.S. Bancorp Investments Inc. (Dated 8/31/2026, Repurchase Value $26,003, collateralized by U.S. Treasury Obligations 1.375%–4.125%, 4/15/2028–3/31/2031, with a value of $26,523)	3.670%	9/1/2026	26,000	26,000
Wells Fargo Securities LLC (Dated 8/31/2026, Repurchase Value $346,035, collateralized by U.S. Treasury Obligations 4.625%, 11/15/2055, with a value of $352,956)	3.670%	9/1/2026	346,000	346,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wells Fargo Securities LLC (Dated 8/26/2026, Repurchase Value $380,270, collateralized by U.S. Treasury Obligations 3.625%–4.625%, 2/15/2040–11/15/2054, with a value of $387,875)	3.650%	9/2/2026	380,000	380,000
Total U.S. Treasury Repurchase Agreements (Cost $30,378,000)				30,378,000
Total Investments (103.4%) (Cost $120,898,284)				120,898,284
Other Assets and Liabilities—Net (-3.4%)				(3,948,151)
Net Assets (100%)				116,950,133
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $90,520,284)	90,520,284
Repurchase Agreements (Cost $30,378,000)	30,378,000
Total Investments in Securities	120,898,284
Investment in Vanguard	2,510
Cash	2
Receivables for Accrued Income	217,477
Receivables for Capital Shares Issued	235,294
Total Assets	121,353,567
Liabilities
Payables for Investment Securities Purchased	4,138,860
Payables for Capital Shares Redeemed	233,513
Payables for Distributions	25,938
Payables to Vanguard	5,123
Total Liabilities	4,403,434
Net Assets	116,950,133
At August 31, 2026, net assets consisted of:

Paid-in Capital	116,945,122
Total Distributable Earnings (Loss)	5,011
Net Assets	116,950,133

Net Assets
Applicable to 116,931,726,930 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	116,950,133
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Interest	4,601,556
Total Income	4,601,556
Expenses
The Vanguard Group—Note C
Investment Advisory Services	3,246
Management and Administrative[1]	109,249
Marketing and Distribution	5,887
Custodian Fees	569
Auditing Fees	35
Accounting Fees[1]	140
Shareholders’ Reports[1]	1,114
Trustees’ Fees and Expenses	65
Other Expenses	10
Total Expenses	120,315
Net Investment Income	4,481,241
Realized Net Gain (Loss) on Investment Securities Sold	3,255
Net Increase (Decrease) in Net Assets Resulting from Operations	4,484,496

1	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,481,241	5,357,749
Realized Net Gain (Loss)	3,255	3,394
Net Increase (Decrease) in Net Assets Resulting from Operations	4,484,496	5,361,143
Distributions
Total Distributions	(4,483,008)	(5,357,732)
Capital Share Transactions (at $1.00 per share)
Issued	45,279,721	55,018,453
Issued in Lieu of Cash Distributions	4,135,332	4,943,098
Redeemed	(55,221,124)	(57,374,429)
Net Increase (Decrease) from Capital Share Transactions	(5,806,071)	2,587,122
Total Increase (Decrease)	(5,804,583)	2,590,533
Net Assets
Beginning of Period	122,754,716	120,164,183
End of Period	116,950,133	122,754,716

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Financial Highlights

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0373	.0441	.0530	.0435	.0047
Net Realized and Unrealized Gain (Loss) on Investments	(.0001)	—	.0001	(.0006)	.0002
Total from Investment Operations	.0372	.0441	.0531	.0429	.0049
Distributions
Dividends from Net Investment Income	(.0372)	(.0441)	(.0531)	(.0429)	(.0048)
Distributions from Realized Capital Gains	—	—	(.0000)[2]	(.0000)[2]	(.0001)
Total Distributions	(.0372)	(.0441)	(.0531)	(.0429)	(.0049)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.79%	4.50%	5.44%	4.38%	0.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$116,950	$122,755	$120,164	$108,999	$88,550
Ratio of Total Expenses to Average Net Assets[4]	0.10%	0.10%	0.10%[5]	0.10%[5]	0.08%
Ratio of Net Investment Income to Average Net Assets	3.72%	4.41%	5.30%	4.35%	0.47%

1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10%
for the year ended August 31, 2022. For the years ended August 31, 2026, 2025, 2024, and 2023, there were no expense reductions.

5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $2,510,000, representing less than 0.01% of the fund’s net assets and 1.00% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Cash Reserves Federal Money Market Fund
D.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2026, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.
Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	30,949
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(25,938)
Total	5,011
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	4,483,008	5,357,732
Long-Term Capital Gains	—	—
Total	4,483,008	5,357,732

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	120,898,284
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s

Cash Reserves Federal Money Market Fund
daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
H.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Money Market Reserves and Shareholders of Vanguard Cash Reserves Federal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Cash Reserves Federal Money Market Fund (one of the funds constituting Vanguard Money Market Reserves, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates for the fiscal year $3,315,587,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q300 102026

Financial Statements
For the year ended August 31, 2026
Vanguard Federal Money Market Fund

Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (38.8%)
[2]	Fannie Mae Discount Notes	3.732%	9/2/2026	259,000	258,974
[2]	Fannie Mae Discount Notes	3.722%–3.732%	9/9/2026	369,000	368,700
[2]	Fannie Mae Discount Notes	3.752%–3.757%	10/14/2026	235,307	234,272
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	3.675%	9/1/2026	66,000	66,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	3.680%	9/1/2026	162,259	162,259
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	3.680%	9/1/2026	100,000	100,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	3.680%	9/1/2026	84,760	84,760
[3,4]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	3.690%	9/1/2026	24,000	24,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	3.695%	9/1/2026	44,000	44,000
[3,4]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	3.695%	9/1/2026	42,000	42,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	3.700%	9/1/2026	68,000	68,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.140%	3.790%	9/1/2026	141,000	141,009
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.140%	3.790%	9/1/2026	132,000	132,031
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.140%	3.790%	9/1/2026	62,000	62,015
	Federal Farm Credit Discount Notes	3.726%	9/2/2026	69,711	69,704
	Federal Farm Credit Discount Notes	3.734%	9/10/2026	66,000	65,940
	Federal Farm Credit Discount Notes	3.769%	9/23/2026	106,000	105,761
	Federal Farm Credit Discount Notes	3.776%	9/30/2026	68,967	68,762
	Federal Home Loan Banks	3.743%	9/2/2026	787,695	787,695
	Federal Home Loan Banks	3.735%	9/4/2026	2,582,970	2,582,970
	Federal Home Loan Banks	3.747%	9/9/2026	2,269,400	2,269,400
	Federal Home Loan Banks	3.747%	9/9/2026	1,000,000	1,000,000
	Federal Home Loan Banks	3.830%	11/20/2026	757,885	757,885
	Federal Home Loan Banks Discount Notes	3.650%–3.689%	9/2/2026	1,453,965	1,453,818
	Federal Home Loan Banks Discount Notes	3.650%–3.751%	9/4/2026	1,162,501	1,162,151
	Federal Home Loan Banks Discount Notes	3.650%–3.732%	9/9/2026	1,336,001	1,334,921
	Federal Home Loan Banks Discount Notes	3.625%–3.741%	9/11/2026	2,371,049	2,368,662
	Federal Home Loan Banks Discount Notes	3.670%–3.714%	9/16/2026	2,574,710	2,570,811
	Federal Home Loan Banks Discount Notes	3.662%	9/17/2026	294,610	294,143
	Federal Home Loan Banks Discount Notes	3.745%–3.787%	9/21/2026	596,330	595,113
	Federal Home Loan Banks Discount Notes	3.697%	9/23/2026	375,000	374,175
	Federal Home Loan Banks Discount Notes	3.746%	9/24/2026	137,000	136,679
	Federal Home Loan Banks Discount Notes	3.690%–3.763%	9/25/2026	1,740,936	1,736,661
	Federal Home Loan Banks Discount Notes	3.758%–3.760%	9/29/2026	352,953	351,943
	Federal Home Loan Banks Discount Notes	3.654%–3.710%	9/30/2026	902,676	900,084
	Federal Home Loan Banks Discount Notes	3.673%–3.764%	10/1/2026	415,309	414,052
	Federal Home Loan Banks Discount Notes	3.673%–3.763%	10/2/2026	729,522	727,260
	Federal Home Loan Banks Discount Notes	3.661%	10/8/2026	415,776	414,257
	Federal Home Loan Banks Discount Notes	3.715%–3.752%	10/14/2026	388,631	386,929
	Federal Home Loan Banks Discount Notes	3.711%–3.758%	10/16/2026	806,349	802,641
	Federal Home Loan Banks Discount Notes	3.717%	10/19/2026	375,000	373,195
	Federal Home Loan Banks Discount Notes	3.768%	10/21/2026	87,244	86,797
	Federal Home Loan Banks Discount Notes	3.697%–3.740%	10/23/2026	607,345	604,147
	Federal Home Loan Banks Discount Notes	3.708%	10/28/2026	1,338,331	1,330,681
	Federal Home Loan Banks Discount Notes	3.718%–3.729%	11/4/2026	208,043	206,703
	Federal Home Loan Banks Discount Notes	3.718%–3.744%	11/6/2026	191,722	190,449
	Federal Home Loan Banks Discount Notes	3.742%–3.760%	11/12/2026	292,325	290,203
	Federal Home Loan Banks Discount Notes	3.734%–3.760%	11/13/2026	176,510	175,211
	Federal Home Loan Banks Discount Notes	3.743%–3.749%	11/18/2026	328,737	326,154
	Federal Home Loan Banks Discount Notes	3.869%	11/20/2026	199,789	198,106
	Federal Home Loan Banks Discount Notes	3.781%	11/24/2026	347,995	344,962
	Federal Home Loan Banks Discount Notes	3.708%–3.742%	11/27/2026	1,893,391	1,876,809
	Federal Home Loan Banks Discount Notes	3.760%	12/2/2026	190,509	188,727
	Federal Home Loan Banks Discount Notes	3.721%	12/10/2026	379,909	376,078
	Federal Home Loan Banks Discount Notes	3.807%	12/16/2026	74,581	73,767
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.660%	9/1/2026	1,160,795	1,160,795
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.660%	9/1/2026	378,550	378,550
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.660%	9/1/2026	185,080	185,080
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.660%	9/1/2026	52,000	52,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	1,067,860	1,067,860
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	1,000,000	1,000,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	947,575	947,575
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	385,900	385,900
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	379,640	379,640
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	211,560	211,558
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	1,750,000	1,750,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	379,640	379,640
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	303,660	303,660
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	299,700	299,700
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	1,877,000	1,877,000
1

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	1,552,000	1,552,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	1,282,590	1,282,590
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	1,000,000	1,000,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	777,000	777,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	759,290	759,290
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	758,900	758,900
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	758,900	758,900
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	690,000	690,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	658,000	658,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	607,585	607,585
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	389,000	389,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	271,000	271,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	194,000	194,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	191,000	191,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	189,725	189,725
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	182,000	181,999
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	151,895	151,895
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	2,636,000	2,636,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	1,750,000	1,750,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	1,636,000	1,636,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	1,572,000	1,572,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	1,427,000	1,427,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	1,350,000	1,350,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	1,301,120	1,301,120
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	1,227,000	1,227,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	986,000	986,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	950,000	950,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	944,000	944,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	941,000	941,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	793,000	793,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	761,000	761,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	755,410	755,410
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	750,000	750,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	678,000	678,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	658,000	658,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	654,000	654,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	653,000	653,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	642,000	642,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	624,000	624,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	615,000	615,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	615,000	614,997
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	607,280	607,280
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	607,280	607,280
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	602,940	602,940
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	592,730	592,730
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	592,130	592,130
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	566,525	566,525
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	530,000	530,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	429,000	429,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	417,000	417,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	389,000	389,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	388,000	388,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	378,000	378,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	375,000	375,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	322,000	322,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	312,000	312,000
[3,4]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	286,000	286,000
[3,4]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	286,000	286,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	200,300	200,299
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	199,000	199,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	196,000	196,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	195,000	195,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	192,000	192,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	187,000	187,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	165,400	165,399
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	151,820	151,820
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	106,640	106,640
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	96,900	96,899
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	76,000	76,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	27,300	27,300
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	1,875,000	1,875,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	1,520,000	1,520,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	1,364,070	1,364,070
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	1,026,000	1,026,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	1,000,000	1,000,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	946,000	946,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	900,000	900,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	850,000	850,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	759,185	759,185
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	743,000	743,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	743,000	743,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	683,000	683,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	658,000	658,000
2

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	622,000	622,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	607,350	607,350
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	513,000	513,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	458,000	458,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	437,610	437,610
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	422,000	422,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	414,000	414,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	385,000	385,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	381,000	381,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	332,000	332,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	285,000	285,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	259,000	259,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	249,000	249,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	249,000	249,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	249,000	249,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	242,980	242,980
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	196,000	196,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	189,830	189,830
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	180,000	180,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	172,000	172,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	165,000	165,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	151,820	151,820
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	148,000	148,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	130,000	130,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	125,000	125,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	106,140	106,139
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	76,000	76,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	54,000	54,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	54,000	54,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	1,300,000	1,300,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	1,268,000	1,268,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	944,000	944,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	909,380	909,380
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	800,470	800,470
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	790,000	790,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	781,245	781,245
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	750,000	750,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	747,000	747,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	691,000	691,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	673,000	673,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	673,000	673,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	667,000	667,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	600,000	600,000
[3,4]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	588,000	588,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	480,000	480,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	390,625	390,625
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	384,000	384,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	377,000	377,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	377,000	377,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	351,565	351,565
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	303,125	303,125
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	297,000	297,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	234,375	234,375
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	226,000	226,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	221,000	221,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	221,000	221,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	200,000	200,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	147,000	147,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	114,000	114,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	112,000	112,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	111,000	111,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	37,000	37,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	1,245,000	1,245,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	1,171,875	1,171,875
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	1,124,000	1,124,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	1,009,100	1,009,100
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	847,890	847,890
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	800,000	800,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	795,000	795,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	700,000	700,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	696,000	696,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	667,000	667,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	556,000	556,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	498,000	498,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	490,900	490,900
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	487,000	487,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	390,625	390,625
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	385,000	385,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	377,000	377,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	377,000	377,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	377,000	377,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	377,000	377,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	327,000	327,000
3

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	238,000	238,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	226,000	226,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	194,000	194,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	181,000	181,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	150,000	150,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	139,000	139,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	133,000	133,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	101,000	101,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	3.700%	9/1/2026	722,000	722,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	3.700%	9/1/2026	357,000	357,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	3.700%	9/1/2026	357,000	357,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	3.700%	9/1/2026	238,000	238,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	3.700%	9/1/2026	112,000	112,000
[3]	Federal Home Loan Banks, SOFR + 0.055%	3.705%	9/1/2026	195,315	195,315
[3]	Federal Home Loan Banks, SOFR + 0.140%	3.790%	9/1/2026	195,000	195,028
[3]	Federal Home Loan Banks, SOFR + 0.180%	3.830%	9/1/2026	801,760	801,760
[3]	Federal Home Loan Banks, SOFR + 0.180%	3.830%	9/1/2026	449,280	449,280
[3]	Federal Home Loan Banks, SOFR + 0.180%	3.830%	9/1/2026	449,280	449,280
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	3.790%	9/1/2026	107,179	107,179
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	3.790%	9/1/2026	102,000	102,015
[2]	Freddie Mac Discount Notes	3.721%	9/18/2026	58,611	58,509
Total U.S. Government Agency Debt (Cost $145,738,562)					145,738,562
U.S. Treasury Debt (38.3%)
	United States Treasury Bill	3.536%	9/1/2026	3,728,702	3,728,702
	United States Treasury Bill	3.403%	9/8/2026	3,504,828	3,502,350
	United States Treasury Bill	3.596%	9/10/2026	6,971,494	6,965,045
	United States Treasury Bill	3.417%–3.536%	9/15/2026	13,191,746	13,173,134
	United States Treasury Bill	3.567%	9/24/2026	5,643,187	5,629,955
	United States Treasury Bill	3.440%	9/29/2026	3,745,000	3,734,296
	United States Treasury Bill	3.543%	10/1/2026	3,756,000	3,744,591
	United States Treasury Bill	3.473%–3.551%	10/6/2026	7,535,892	7,508,986
	United States Treasury Bill	3.548%	10/8/2026	3,754,238	3,740,154
	United States Treasury Bill	3.431%	10/13/2026	3,753,000	3,736,953
	United States Treasury Bill	3.421%–3.481%	10/20/2026	6,461,152	6,429,006
	United States Treasury Bill	3.696%	10/22/2026	3,749,675	3,729,861
	United States Treasury Bill	3.436%	10/27/2026	3,747,869	3,726,472
	United States Treasury Bill	3.710%	11/3/2026	3,713,614	3,688,951
	United States Treasury Bill	3.705%	11/10/2026	7,521,331	7,465,902
	United States Treasury Bill	3.701%	11/12/2026	5,635,476	5,593,379
	United States Treasury Bill	3.660%	11/17/2026	4,869,750	4,830,742
	United States Treasury Bill	3.673%–3.681%	11/19/2026	7,418,622	7,358,955
	United States Treasury Bill	3.683%–3.730%	11/27/2026	8,613,106	8,536,075
	United States Treasury Bill	3.789%	12/1/2026	3,737,822	3,701,210
	United States Treasury Bill	3.725%–3.736%	12/3/2026	6,778,632	6,714,337
	United States Treasury Bill	3.700%	12/8/2026	5,631,183	5,573,162
	United States Treasury Bill	3.745%–3.751%	12/10/2026	3,766,512	3,727,919
	United States Treasury Bill	3.670%	12/15/2026	1,104,340	1,092,245
	United States Treasury Bill	3.740%	12/17/2026	3,753,713	3,712,656
	United States Treasury Bill	3.663%–3.665%	12/22/2026	4,164,354	4,115,775
	United States Treasury Bill	3.665%	12/29/2026	3,752,000	3,705,491
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.159%	3.965%	9/1/2026	1,876,678	1,875,975
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.205%	4.011%	9/1/2026	2,641,531	2,642,183
	United States Treasury Note/Bond	4.625%	6/15/2027	311,452	313,101
Total U.S. Treasury Debt (Cost $143,997,563)					143,997,563
U.S. Treasury Repurchase Agreements (25.7%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 8/31/2026, Repurchase Value $1,628,166, collateralized by U.S. Treasury Obligations 0.500%–4.625%, 12/15/2026–2/15/2036, with a value of $1,660,560)	3.670%	9/1/2026	1,628,000	1,628,000
	Banco Bilbao Vizcaya Argentaria SA (Dated 8/31/2026, Repurchase Value $1,356,138, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 1/15/2027–2/15/2055, with a value of $1,383,120)	3.670%	9/1/2026	1,356,000	1,356,000
	Banco Santander SA (Dated 8/31/2026, Repurchase Value $1,086,111, collateralized by U.S. Treasury Obligations 0.625%–5.000%, 10/31/2026–5/15/2045, with a value of $1,107,720)	3.670%	9/1/2026	1,086,000	1,086,000
	Bank of Montreal (Dated 8/31/2026, Repurchase Value $542,055, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 9/15/2026–2/15/2051, with a value of $552,840)	3.670%	9/1/2026	542,000	542,000
	Bank of Nova Scotia (Dated 8/31/2026, Repurchase Value $1,086,111, collateralized by U.S. Treasury Obligations 0.125%–4.375%, 10/15/2026–2/15/2054, with a value of $1,107,720)	3.670%	9/1/2026	1,086,000	1,086,000
	Barclays Bank plc (Dated 8/31/2026, Repurchase Value $814,083, collateralized by U.S. Treasury Obligations 0.000%–5.125%, 10/22/2026–8/15/2056, with a value of $830,280)	3.670%	9/1/2026	814,000	814,000
	Barclays Bank plc (Dated 8/31/2026, Repurchase Value $204,178, collateralized by U.S. Treasury Obligations 0.000%–3.625%, 12/8/2026–5/15/2046, with a value of $208,241)	3.570%	9/1/2026	204,158	204,158
	Barclays Bank plc (Dated 8/17/2026, Repurchase Value $1,219,822, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 11/27/2026–2/15/2056, with a value of $1,240,320)	3.650%	9/17/2026	1,216,000	1,216,000
	BNP Paribas Securities Corp. (Dated 8/31/2026, Repurchase Value $2,171,221, collateralized by U.S. Treasury Obligations 0.000%–4.375%, 9/17/2026–7/15/2034, with a value of $2,214,420)	3.670%	9/1/2026	2,171,000	2,171,000
4

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
BNP Paribas Securities Corp. (Dated 8/3/2026, Repurchase Value $617,933, collateralized by U.S. Treasury Obligations 1.125%–6.375%, 11/30/2026–8/15/2036, with a value of $628,320)	3.645%	9/3/2026	616,000	616,000
BNP Paribas Securities Corp. (Dated 7/13/2026, Repurchase Value $3,052,665, collateralized by U.S. Treasury Obligations 0.000%–5.250%, 9/15/2026–8/15/2045, with a value of $3,093,660)	3.705%	9/14/2026	3,033,000	3,033,000
BNP Paribas Securities Corp. (Dated 7/27/2026, Repurchase Value $4,948,433, collateralized by U.S. Treasury Obligations 0.125%–5.000%, 9/30/2027–5/15/2056, with a value of $5,014,320)	3.770%	9/28/2026	4,916,000	4,916,000
BNP Paribas Securities Corp. (Dated 8/31/2026, Repurchase Value $2,474,648, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 7/31/2027–2/15/2054, with a value of $2,516,340)	3.720%	9/30/2026	2,467,000	2,467,000
BNP Paribas Securities Corp. (Dated 8/17/2026, Repurchase Value $1,714,974, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 2/25/2027–11/15/2055, with a value of $1,738,080)	3.680%	10/19/2026	1,704,000	1,704,000
BofA Securities Inc. (Dated 8/31/2026, Repurchase Value $271,028, collateralized by U.S. Treasury Obligations 2.125%–6.625%, 2/15/2027–4/15/2029, with a value of $276,420)	3.670%	9/1/2026	271,000	271,000
Canadian Imperial Bank of Commerce (Dated 8/18/2026, Repurchase Value $92,130, collateralized by U.S. Treasury Obligations 0.125%–4.750%, 7/15/2028–2/15/2056, with a value of $93,840)	3.640%	9/1/2026	92,000	92,000
Canadian Imperial Bank of Commerce (Dated 8/20/2026, Repurchase Value $460,651, collateralized by U.S. Treasury Obligations 0.000%–5.125%, 9/22/2026–5/15/2053, with a value of $469,200)	3.640%	9/3/2026	460,000	460,000
Canadian Imperial Bank of Commerce (Dated 8/27/2026, Repurchase Value $213,302, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 9/30/2026–8/15/2054, with a value of $217,260)	3.650%	9/10/2026	213,000	213,000
Canadian Imperial Bank of Commerce (Dated 7/30/2026, Repurchase Value $3,646,098, collateralized by U.S. Treasury Obligations 0.000%–6.625%, 9/10/2026–5/15/2056, with a value of $3,700,560)	3.665%	9/17/2026	3,628,000	3,628,000
Canadian Imperial Bank of Commerce (Dated 8/20/2026, Repurchase Value $922,985, collateralized by U.S. Treasury Obligations 0.125%–5.000%, 2/28/2027–2/15/2056, with a value of $938,400)	3.650%	9/21/2026	920,000	920,000
Citigroup Global Markets Ltd. (Dated 8/31/2026, Repurchase Value $2,442,249, collateralized by U.S. Treasury Obligations 0.375%–3.750%, 1/15/2027–5/15/2028, with a value of $2,490,840)	3.670%	9/1/2026	2,442,000	2,442,000
Citigroup Global Markets Ltd. (Dated 8/31/2026, Repurchase Value $1,899,194, collateralized by U.S. Treasury Obligations 2.125%–3.625%, 9/30/2026–4/15/2029, with a value of $1,936,980)	3.670%	9/1/2026	1,899,000	1,899,000
Citigroup Global Markets Ltd. (Dated 8/27/2026, Repurchase Value $5,542,931, collateralized by U.S. Treasury Obligations 0.125%–3.500%, 10/15/2026–3/15/2029, with a value of $5,649,780)	3.650%	9/3/2026	5,539,000	5,539,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/31/2026, Repurchase Value $4,341,443, collateralized by U.S. Treasury Obligations 0.000%–5.125%, 9/15/2026–8/15/2056, with a value of $4,427,820)	3.670%	9/1/2026	4,341,000	4,341,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/25/2026, Repurchase Value $154,109, collateralized by U.S. Treasury Obligations 0.125%–4.250%, 3/15/2028–2/15/2050, with a value of $157,080)	3.640%	9/1/2026	154,000	154,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/31/2026, Repurchase Value $81,008, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 2/11/2027–2/15/2052, with a value of $82,620)	3.670%	9/1/2026	81,000	81,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/27/2026, Repurchase Value $608,432, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 9/15/2026–2/15/2051, with a value of $620,160)	3.650%	9/3/2026	608,000	608,000
Deutsche Bank AG (Dated 8/25/2026, Repurchase Value $2,585,834, collateralized by U.S. Treasury Obligations 0.125%–2.125%, 10/15/2026–1/15/2035, with a value of $2,637,551)	3.650%	9/1/2026	2,584,000	2,584,000
Deutsche Bank AG (Dated 8/31/2026, Repurchase Value $1,086,111, collateralized by U.S. Treasury Obligations 1.125%–4.625%, 6/15/2027–8/31/2033, with a value of $1,107,833)	3.670%	9/1/2026	1,086,000	1,086,000
Deutsche Bank AG (Dated 8/31/2026, Repurchase Value $365,037, collateralized by U.S. Treasury Obligations 2.250%–6.625%, 11/15/2026–5/15/2055, with a value of $372,338)	3.670%	9/1/2026	365,000	365,000
DNB Bank ASA (Dated 8/27/2026, Repurchase Value $486,345, collateralized by U.S. Treasury Obligations 0.125%–4.125%, 5/15/2027–5/31/2032, with a value of $495,755)	3.650%	9/3/2026	486,000	486,000
Fixed Income Clearing Corp. - Northern Trust (Dated 8/31/2026, Repurchase Value $5,427,553, collateralized by U.S. Treasury Obligations 1.625%–6.125%, 5/31/2029–10/1/2029, with a value of $5,535,540)	3.670%	9/1/2026	5,427,000	5,427,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 8/31/2026, Repurchase Value $4,341,443, collateralized by U.S. Treasury Obligations 3.875%–4.625%, 2/15/2034–8/15/2035, with a value of $4,432,161)	3.670%	9/1/2026	4,341,000	4,341,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 8/31/2026, Repurchase Value $4,341,443, collateralized by U.S. Treasury Obligations 1.250%–4.625%, 11/15/2027–11/15/2055, with a value of $4,427,820)	3.670%	9/1/2026	4,341,000	4,341,000
Goldman Sachs & Co. (Dated 8/31/2026, Repurchase Value $3,256,332, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 10/15/2026–6/30/2031, with a value of $3,321,120)	3.670%	9/1/2026	3,256,000	3,256,000
Goldman Sachs & Co. (Dated 8/25/2026, Repurchase Value $1,723,222, collateralized by U.S. Treasury Obligations 0.125%–4.250%, 1/15/2027–2/15/2053, with a value of $1,756,440)	3.650%	9/1/2026	1,722,000	1,722,000
HSBC Securities USA Inc. (Dated 8/31/2026, Repurchase Value $136,014, collateralized by U.S. Treasury Obligations 0.625%–4.500%, 4/15/2027–2/15/2046, with a value of $138,720)	3.670%	9/1/2026	136,000	136,000
JP Morgan Securities, LLC (Dated 8/25/2026, Repurchase Value $3,078,177, collateralized by U.S. Treasury Obligations 2.750%–3.500%, 10/31/2027–2/15/2028, with a value of $3,137,520)	3.640%	9/1/2026	3,076,000	3,076,000
5

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
JP Morgan Securities, LLC (Dated 8/31/2026, Repurchase Value $1,628,166, collateralized by U.S. Treasury Obligations 3.750%–4.125%, 11/15/2027–1/31/2031, with a value of $1,660,560)	3.660%	9/1/2026	1,628,000	1,628,000
Mizuho Securities USA LLC (Dated 8/31/2026, Repurchase Value $271,028, collateralized by U.S. Treasury Obligations 4.375%, 1/31/2032, with a value of $276,420)	3.670%	9/1/2026	271,000	271,000
MUFG Securities Canada Ltd. (Dated 8/31/2026, Repurchase Value $814,083, collateralized by U.S. Treasury Obligations 0.125%–4.750%, 10/31/2026–2/15/2055, with a value of $830,365)	3.670%	9/1/2026	814,000	814,000
Natixis SA (Dated 8/31/2026, Repurchase Value $1,628,166, collateralized by U.S. Treasury Obligations 0.125%–4.750%, 7/15/2029–8/15/2055, with a value of $1,660,729)	3.670%	9/1/2026	1,628,000	1,628,000
Nomura Securities International Inc. (Dated 8/31/2026, Repurchase Value $1,356,138, collateralized by U.S. Treasury Obligations 0.375%–4.875%, 7/15/2027–11/15/2055, with a value of $1,383,120)	3.670%	9/1/2026	1,356,000	1,356,000
RBC Dominion Securities Inc. (Dated 8/31/2026, Repurchase Value $624,064, collateralized by U.S. Treasury Obligations 0.250%–5.000%, 10/15/2026–5/15/2056, with a value of $636,480)	3.670%	9/1/2026	624,000	624,000
Royal Bank of Canada (Dated 7/27/2026, Repurchase Value $1,389,054, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 9/24/2026–8/15/2047, with a value of $1,409,640)	3.750%	9/14/2026	1,382,000	1,382,000
Royal Bank of Canada (Dated 8/17/2026, Repurchase Value $426,690, collateralized by U.S. Treasury Obligations 0.625%–4.625%, 12/31/2027–7/31/2033, with a value of $433,500)	3.670%	9/25/2026	425,000	425,000
Royal Bank of Canada (Dated 8/14/2026, Repurchase Value $1,525,419, collateralized by U.S. Treasury Obligations 0.125%–4.375%, 11/30/2026–1/15/2036, with a value of $1,547,340)	3.700%	10/7/2026	1,517,000	1,517,000
Royal Bank of Canada (Dated 8/24/2026, Repurchase Value $2,372,924, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 12/31/2026–2/15/2052, with a value of $2,409,240)	3.700%	10/8/2026	2,362,000	2,362,000
Royal Bank of Canada (Dated 8/26/2026, Repurchase Value $873,934, collateralized by U.S. Treasury Obligations 2.875%–4.375%, 7/31/2027–5/15/2032, with a value of $887,400)	3.700%	10/9/2026	870,000	870,000
Smbc Nikko Securities America (Dated 8/31/2026, Repurchase Value $814,083, collateralized by U.S. Treasury Obligations 0.125%–5.125%, 9/15/2026–8/15/2056, with a value of $830,280)	3.670%	9/1/2026	814,000	814,000
Societe Generale SA (Dated 8/25/2026, Repurchase Value $1,292,917, collateralized by U.S. Treasury Obligations 3.875%–4.625%, 3/15/2028–2/15/2035, with a value of $1,317,840)	3.650%	9/1/2026	1,292,000	1,292,000
Societe Generale SA (Dated 8/26/2026, Repurchase Value $1,220,866, collateralized by U.S. Treasury Obligations 1.125%–4.375%, 4/15/2029–5/15/2034, with a value of $1,244,400)	3.650%	9/2/2026	1,220,000	1,220,000
Societe Generale SA (Dated 8/27/2026, Repurchase Value $914,649, collateralized by U.S. Treasury Obligations 3.625%–4.250%, 9/30/2030–3/31/2033, with a value of $932,280)	3.650%	9/3/2026	914,000	914,000
Societe Generale SA (Dated 8/31/2026, Repurchase Value $617,251, collateralized by U.S. Treasury Obligations 1.125%–6.625%, 11/15/2026–8/15/2056, with a value of $629,340)	3.660%	9/4/2026	617,000	617,000
Societe Generale SA (Dated 8/28/2026, Repurchase Value $605,429, collateralized by U.S. Treasury Obligations 1.250%–4.625%, 2/15/2040–11/15/2051, with a value of $617,100)	3.650%	9/4/2026	605,000	605,000
Standard Chartered Bank (Dated 8/31/2026, Repurchase Value $1,356,138, collateralized by U.S. Treasury Obligations 0.000%–5.250%, 9/17/2026–5/15/2056, with a value of $1,383,261)	3.670%	9/1/2026	1,356,000	1,356,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/2026, Repurchase Value $4,070,415, collateralized by U.S. Treasury Obligations 0.500%–4.875%, 9/15/2026–5/15/2034, with a value of $4,151,400)	3.670%	9/1/2026	4,070,000	4,070,000
TD Securities (USA) LLC (Dated 8/26/2026, Repurchase Value $305,216, collateralized by U.S. Treasury Obligations 4.625%–5.000%, 5/15/2046–11/15/2055, with a value of $311,100)	3.650%	9/2/2026	305,000	305,000
U.S. Bancorp Investments Inc. (Dated 8/31/2026, Repurchase Value $81,008, collateralized by U.S. Treasury Obligations 1.375%–4.500%, 12/31/2028–3/31/2031, with a value of $82,628)	3.670%	9/1/2026	81,000	81,000
Wells Fargo Securities LLC (Dated 8/31/2026, Repurchase Value $1,086,111, collateralized by U.S. Treasury Obligations 1.625%–4.625%, 11/15/2040–11/15/2055, with a value of $1,107,833)	3.670%	9/1/2026	1,086,000	1,086,000
Wells Fargo Securities LLC (Dated 8/26/2026, Repurchase Value $1,220,866, collateralized by U.S. Treasury Obligations 1.125%–4.750%, 11/15/2039–2/15/2056, with a value of $1,245,283)	3.650%	9/2/2026	1,220,000	1,220,000
Total U.S. Treasury Repurchase Agreements (Cost $96,764,158)				96,764,158
Total Investments (102.8%) (Cost $386,500,283)				386,500,283
Other Assets and Liabilities—Net (-2.8%)				(10,450,959)
Net Assets (100%)				376,049,324
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $289,736,125)	289,736,125
Repurchase Agreements (Cost $96,764,158)	96,764,158
Total Investments in Securities	386,500,283
Investment in Vanguard	8,028
Cash	7
Receivables for Accrued Income	696,627
Receivables for Capital Shares Issued	261,552
Other Assets	10,500
Total Assets	387,476,997
Liabilities
Payables for Investment Securities Purchased	11,045,095
Payables for Capital Shares Redeemed	325,942
Payables for Distributions	38,544
Payables to Vanguard	18,092
Total Liabilities	11,427,673
Net Assets	376,049,324
At August 31, 2026, net assets consisted of:

Paid-in Capital	376,031,817
Total Distributable Earnings (Loss)	17,507
Net Assets	376,049,324

Net Assets
Applicable to 376,031,284,040 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	376,049,324
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
7

Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Interest	14,278,969
Total Income	14,278,969
Expenses
The Vanguard Group—Note C
Investment Advisory Services	10,160
Management and Administrative[1]	362,514
Marketing and Distribution	29,879
Custodian Fees	1,349
Auditing Fees	34
Accounting Fees[1]	304
Shareholders’ Reports[1]	6,658
Trustees’ Fees and Expenses	201
Other Expenses	10
Total Expenses	411,109
Net Investment Income	13,867,860
Realized Net Gain (Loss) on Investment Securities Sold	9,041
Net Increase (Decrease) in Net Assets Resulting from Operations	13,876,901

1	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,867,860	14,929,522
Realized Net Gain (Loss)	9,041	8,726
Net Increase (Decrease) in Net Assets Resulting from Operations	13,876,901	14,938,248
Distributions
Total Distributions	(13,867,859)	(14,929,477)
Capital Share Transactions (at $1.00 per share)
Issued	125,267,935	152,843,439
Issued in Lieu of Cash Distributions	13,362,702	14,329,536
Redeemed	(124,260,079)	(115,910,939)
Net Increase (Decrease) from Capital Share Transactions	14,370,558	51,262,036
Total Increase (Decrease)	14,379,600	51,270,807
Net Assets
Beginning of Period	361,669,724	310,398,917
End of Period	376,049,324	361,669,724

See accompanying Notes, which are an integral part of the Financial Statements.
9

Federal Money Market Fund
Financial Highlights

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0371	.0439	.0529	.0432	.0050
Net Realized and Unrealized Gain (Loss) on Investments	—	.0001	—	(.0005)	(.0002)
Total from Investment Operations	.0371	.0440	.0529	.0427	.0048
Distributions
Dividends from Net Investment Income	(.0371)	(.0440)	(.0529)	(.0427)	(.0048)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0371)	(.0440)	(.0529)	(.0427)	(.0048)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.78%	4.49%	5.42%	4.36%	0.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$376,049	$361,670	$310,399	$259,989	$216,541
Ratio of Total Expenses to Average Net Assets[3]	0.11%	0.11%	0.11%[4]	0.11%[4]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.71%	4.39%	5.29%	4.32%	0.50%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11%
for the year ended 2022. For the years ended August 31, 2026, 2025, 2024 and 2023, there were no expense reductions.

4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $8,028,000, representing less than 0.01% of the fund’s net assets and 3.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
11

Federal Money Market Fund
D.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2026, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.
Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	56,051
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(38,544)
Total	17,507
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	13,867,859	14,929,477
Long-Term Capital Gains	—	—
Total	13,867,859	14,929,477

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	386,500,283
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s
12

Federal Money Market Fund
daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
H.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
13

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Money Market Reserves and Shareholders of Vanguard Federal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Federal Money Market Fund (one of the funds constituting Vanguard Money Market Reserves, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
14

Tax information (unaudited)
The fund hereby designates for the fiscal year $9,934,283,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q330 102026
15

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements - Cash Reserves Federal Money Market Fund and Federal Money Market Fund

A majority of independent trustees of the board of Vanguard Cash Reserves Federal Money Market Fund and Vanguard Federal Money Market Fund (Trustees) have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to each fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees considered each fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangements should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again within a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 23, 2026

VANGUARD MONEY MARKET RESERVES

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 23, 2026

*By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.